TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
TRADE AND OTHER PAYABLES	As at December 31, 2019 and 2018, the Company had the following amounts due to creditors:
	2019	2018
	$	$

Trade Payables	32,276	63,279
Accrued Liabilities	90,000	66,000

	122,276	129,279